GOODWILL (Tables)	12 Months Ended
Dec. 31, 2014
GOODWILL
Changes in the carrying amount of goodwill

	2013	2014
	RMB	RMB

Balance at beginning of year	822,585,341	972,531,184
Acquisition of a technology company focusing on hotel customer reviews (Note 2)	—	366,884,722
Acquisition of an offline travel agency (Note 2)	—	330,669,958
Acquisition of an online trip package service provider (Note 2)	—	207,981,890
Acquisition of a B2B hotel reservation company (Note 2)	72,406,431	1,400,000
Acquisition of a wholesaler operated hotel reservation and air ticketing services (Note 2)	43,993,740	3,656,496
Others	33,545,672	9,383,458
Balance at end of period	972,531,184	1,892,507,708